Quarterly Holdings Report
for

Fidelity® Municipal Income 2021 Fund

September 30, 2019

M21-QTLY-1119
1.932723.108

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount	Value
Alabama - 3.0%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/21	1,000,000	1,040,880
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/21	500,000	519,940

TOTAL ALABAMA		1,560,820

Arizona - 4.8%
Glendale Gen. Oblig. Series 2017, 5% 7/1/21	250,000	266,238
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A, 5% 7/1/21 (a)	1,000,000	1,062,800
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	318,948
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	259,027
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	534,105

TOTAL ARIZONA		2,441,118

California - 2.7%
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 B, 5% 7/1/21 (a)	225,000	238,806
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2011 C, 5% 5/1/21 (a)	500,000	528,035
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/21	600,000	636,246

TOTAL CALIFORNIA		1,403,087

Connecticut - 2.5%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/21	500,000	528,965
Connecticut Health & Edl. Facilities Auth. Rev.:
Series K1, 5% 7/1/21	$500,000	$527,800
Series K3, 5% 7/1/21	210,000	221,638

TOTAL CONNECTICUT		1,278,403

Florida - 7.8%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	531,670
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	451,614
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	797,505
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/21	750,000	798,173
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,058,470
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	345,943

TOTAL FLORIDA		3,983,375

Georgia - 2.1%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	261,625
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	719,801
Series 2011 B, 5% 1/1/21	85,000	88,671

TOTAL GEORGIA		1,070,097

Illinois - 9.3%
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	417,684
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/21	200,000	210,778
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	561,776
Illinois Fin. Auth. Rev.:
(OSF Healthcare Sys.) Series 2018 A, 5% 5/15/21	300,000	316,881
Series 2016 C, 5% 2/15/21	1,035,000	1,085,922
Illinois Gen. Oblig.:
Series 2012, 5% 3/1/21	500,000	519,730
Series 2013, 5% 7/1/21	510,000	534,776
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,046,460
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/21	50,000	53,077

TOTAL ILLINOIS		4,747,084

Indiana - 2.8%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	209,172
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/21 (a)	500,000	521,975
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	265,543
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	319,485
Whiting Envir. Facilities Rev. (BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	100,000	104,627

TOTAL INDIANA		1,420,802

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21	100,000	104,329
Massachusetts - 0.5%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/21	250,000	264,435
Michigan - 8.9%
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/21	500,000	527,390
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	213,950
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	537,800
Michigan Fin. Auth. Rev.:
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	1,000,000	1,058,470
Series 2015 D1, 5% 7/1/21	500,000	531,040
Michigan Hosp. Fin. Auth. Rev. 5% 6/1/21	300,000	317,592
Milan Area Schools Series 2019, 5% 5/1/21	305,000	322,101
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/21	220,000	232,870
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	792,053

TOTAL MICHIGAN		4,533,266

Minnesota - 1.5%
Maple Grove Health Care Sys. Rev. ( North Memorial Med. Ctr., Proj.) Series 2015, 4% 9/1/21	400,000	415,332
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	315,000	331,985

TOTAL MINNESOTA		747,317

Nevada - 6.8%
Clark County Arpt. Rev. Series 2017 C, 5% 7/1/21 (a)	2,725,000	2,891,739
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	265,385
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	316,497

TOTAL NEVADA		3,473,621

New Jersey - 16.3%
Bayonne Gen. Oblig. Series 2016, 5% 7/1/21 (Build America Mutual Assurance Insured)	695,000	737,527
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	650,000	679,068
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	968,830
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21 (Pre-Refunded to 9/1/21 @ 100)	325,000	342,456
Series 2015 XX:
5% 6/15/21	1,000,000	1,056,170
5.5% 9/1/21 (Pre-Refunded to 3/1/21 @ 100)	905,000	957,019
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	572,173
Series 2013 A, 5% 7/1/21	100,000	106,190
New Jersey Edl. Facility (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/21	490,000	519,630
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011, 5% 7/1/21	1,000,000	1,062,080
Series 2017 A, 5% 7/1/21	170,000	180,980
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/21	250,000	264,178
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	104,363
Series 2011 B, 5% 6/15/21	750,000	792,128

TOTAL NEW JERSEY		8,342,792

New York - 3.4%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	530,475
New York Dorm. Auth. Revs.:
Series 2014, 5% 7/1/21	325,000	345,933
Series 2019 A, 5% 5/1/21	500,000	528,765
Series 2020 A, 5% 7/1/21 (b)	100,000	104,310
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	213,314

TOTAL NEW YORK		1,722,797

Ohio - 2.1%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/21	1,000,000	1,058,640
Oregon - 1.8%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/21	230,000	236,859
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (a)	650,000	690,118

TOTAL OREGON		926,977

Pennsylvania - 4.2%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	400,744
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	705,534
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	523,450
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	529,750

TOTAL PENNSYLVANIA		2,159,478

Pennsylvania, New Jersey - 0.7%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	345,875
South Carolina - 1.4%
Horry County School District Series 2011, 5% 3/1/21	700,000	736,771
South Dakota - 0.5%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2017, 5% 7/1/21	255,000	271,014
Tennessee - 1.0%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 4% 4/1/21	500,000	515,510
Texas - 9.2%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	265,678
5% 7/15/21	750,000	797,033
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/21	250,000	265,835
Series 2018 C, 5% 7/1/21 (a)	1,000,000	1,059,760
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	417,312
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	531,220
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	533,389
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	74,633
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	213,226
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21 (Escrowed to Maturity)	500,000	530,235

TOTAL TEXAS		4,688,321

Virginia - 0.2%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/21	110,000	116,485
Washington - 2.2%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/21	240,000	251,006
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	705,267
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	195,136

TOTAL WASHINGTON		1,151,409

Wisconsin - 1.3%
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	100,000	105,762
Series 2014, 5% 5/1/21	540,000	565,531

TOTAL WISCONSIN		671,293

TOTAL MUNICIPAL BONDS
(Cost $48,895,957)		49,735,116
	Shares	Value

Money Market Funds - 1.7%
Fidelity Municipal Cash Central Fund 1.67% (c)(d)
(Cost $860,000)	859,914	860,000
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $49,755,957)		50,595,116
NET OTHER ASSETS (LIABILITIES) - 1.1%		580,830
NET ASSETS - 100%		$51,175,946

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$1,633
Total	$1,633

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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